Intangible Assets - Changes in Intangible Assets and Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			$ 146,336	$ 143,218
Amortization expense			(2,567)	(2,617)	$ (3,295)
Ending balance	$ 8,081		145,506	146,336	143,218
Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			73,864	73,952
Ending balance			73,462	73,864	73,952
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			46,624	45,522
Ending balance			46,102	46,624	45,522
Trademark Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,183	12,898
Ending balance			11,670	12,183	12,898
Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,550	1,483
Ending balance			1,540	1,550	1,483
Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			134,221	133,855
Ending balance			132,774	134,221	133,855
Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			7,044	4,602
Ending balance			6,879	7,044	4,602
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			232	169
Ending balance			357	232	169
Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,170	1,037
Ending balance			1,396	1,170	1,037
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			3,669	3,555
Ending balance			4,100	3,669	3,555
Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,115	9,363
Ending balance			12,732	12,115	9,363
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			161,456	153,850	203,670
Additions			3,545	3,631	3,405
Acquisitions from business combinations				4,025	4,302
Changes in fair value of past acquisitions			(637)	0	455
Reclassifications from assets held for sale			240
Business disposals					(46,412)
Internal development			50
Transfer of completed development systems			(157)	0	0
Disposals			(193)	(157)	(597)
Effect of movements in exchange rates			(1,692)	2,775	(7,998)
Changes in value on the recognition of inflation effects			54	133	70
Impairment				(2,801)	(4,995)
Business combinations from disposals					1,950
Reclassifications			108
Ending balance			162,774	161,456	153,850
Gross carrying amount | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			74,609	73,952	75,756
Additions			0	0	0
Acquisitions from business combinations				0	0
Changes in fair value of past acquisitions			0	0	0
Reclassifications from assets held for sale			0
Business disposals					(12)
Internal development			0
Transfer of completed development systems			0	0	(224)
Disposals			0	0	0
Effect of movements in exchange rates			(402)	657	(1,568)
Changes in value on the recognition of inflation effects			0	0	0
Impairment				0	0
Business combinations from disposals					0
Reclassifications			0
Ending balance			74,207	74,609	73,952
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			46,624	45,522	85,704
Additions			0	461	0
Acquisitions from business combinations				2,809	3,918
Changes in fair value of past acquisitions			(627)	0	(12,273)
Reclassifications from assets held for sale			0
Business disposals					(25,036)
Internal development			0
Transfer of completed development systems			0	0	0
Disposals			0	0	(2)
Effect of movements in exchange rates			105	(371)	(3,744)
Changes in value on the recognition of inflation effects			0	0	0
Impairment				(1,797)	(4,995)
Business combinations from disposals					1,950
Reclassifications			0
Ending balance			46,102	46,624	45,522
Gross carrying amount | Trademark Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			12,219	12,934	9,044
Additions			3	0	0
Acquisitions from business combinations				0	26
Changes in fair value of past acquisitions			0	0	7,683
Reclassifications from assets held for sale			0
Business disposals					(3,009)
Internal development			0
Transfer of completed development systems			0	0	0
Disposals			(8)	0	0
Effect of movements in exchange rates			(508)	289	(810)
Changes in value on the recognition of inflation effects			0	0	0
Impairment				(1,004)	0
Business combinations from disposals					0
Reclassifications			0
Ending balance			11,706	12,219	12,934
Gross carrying amount | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,550	1,483	1,265
Additions			11	95	4
Acquisitions from business combinations				0	0
Changes in fair value of past acquisitions			0	0	0
Reclassifications from assets held for sale			0
Business disposals					(56)
Internal development			0
Transfer of completed development systems			0	0	227
Disposals			(28)	(50)	(2)
Effect of movements in exchange rates			7	22	45
Changes in value on the recognition of inflation effects			0	0	0
Impairment				0	0
Business combinations from disposals					0
Reclassifications			0
Ending balance			1,540	1,550	1,483
Gross carrying amount | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			135,002	133,891	171,769
Additions			14	556	4
Acquisitions from business combinations				2,809	3,944
Changes in fair value of past acquisitions			(627)	0	(4,590)
Reclassifications from assets held for sale			0
Business disposals					(28,113)
Internal development			0
Transfer of completed development systems			0	0	3
Disposals			(36)	(50)	(4)
Effect of movements in exchange rates			(798)	597	(6,077)
Changes in value on the recognition of inflation effects			0	0	0
Impairment				(2,801)	(4,995)
Business combinations from disposals					1,950
Reclassifications			0
Ending balance			133,555	135,002	133,891
Gross carrying amount | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			17,263	12,205	10,905
Additions			608	1,774	1,966
Acquisitions from business combinations				0	145
Changes in fair value of past acquisitions			0	0	0
Reclassifications from assets held for sale			0
Business disposals					(482)
Internal development			50
Transfer of completed development systems			45	670	292
Disposals			(149)	(76)	(197)
Effect of movements in exchange rates			(485)	2,434	(424)
Changes in value on the recognition of inflation effects			54	256	0
Impairment				0	0
Business combinations from disposals					0
Reclassifications			654
Ending balance			18,040	17,263	12,205
Gross carrying amount | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			702	236	13,488
Additions			0	3	0
Acquisitions from business combinations				0	188
Changes in fair value of past acquisitions			0	(3)	5,162
Reclassifications from assets held for sale			0
Business disposals					(17,788)
Internal development			0
Transfer of completed development systems			0	0	0
Disposals			(4)	0	0
Effect of movements in exchange rates			(3)	466	(814)
Changes in value on the recognition of inflation effects			0	0	0
Impairment				0	0
Business combinations from disposals					0
Reclassifications			(113)
Ending balance			582	702	236
Gross carrying amount | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			2,310	2,077	1,977
Additions			227	88	261
Acquisitions from business combinations				0	0
Changes in fair value of past acquisitions			0	0	0
Reclassifications from assets held for sale			0
Internal development			0
Transfer of completed development systems			0	0	0
Disposals			0	0	(161)
Effect of movements in exchange rates			0	145	0
Changes in value on the recognition of inflation effects			0	0	0
Impairment				0	0
Business combinations from disposals					0
Reclassifications			108
Ending balance			2,645	2,310	2,077
Gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			6,179	5,441	5,531
Additions			2,696	1,210	1,174
Acquisitions from business combinations				1,216	25
Changes in fair value of past acquisitions			(10)	3	(117)
Reclassifications from assets held for sale			240
Business disposals					(29)
Internal development			0
Transfer of completed development systems			(202)	(670)	(295)
Disposals			(4)	(31)	(235)
Effect of movements in exchange rates			(406)	(867)	(683)
Changes in value on the recognition of inflation effects			0	(123)	70
Impairment				0	0
Business combinations from disposals					0
Reclassifications			(541)
Ending balance			7,952	6,179	5,441
Gross carrying amount | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			26,454	19,959	31,901
Additions			3,531	3,075	3,401
Acquisitions from business combinations				1,216	358
Changes in fair value of past acquisitions			(10)	0	5,045
Reclassifications from assets held for sale			240
Business disposals					(18,299)
Internal development			50
Transfer of completed development systems			(157)	0	(3)
Disposals			(157)	(107)	(593)
Effect of movements in exchange rates			(894)	2,178	(1,921)
Changes in value on the recognition of inflation effects			54	133	70
Impairment				0	0
Business combinations from disposals					0
Reclassifications			108
Ending balance			29,219	26,454	19,959
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(15,120)	(10,632)	(12,898)
Amortization expense			(2,567)	(2,617)	(3,295)
Business disposals			(275)	0	4,337
Disposals			134	85	370
Effect of movements in exchange rates			709	(1,827)	968
Changes in value on the recognition of inflation effects			(49)	(129)	(78)
Impairment			8	0	(36)
Reclassifications			(108)
Ending balance			(17,268)	(15,120)	(10,632)
Accumulated depreciation, amortisation and impairment | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(745)
Effect of movements in exchange rates				(745)
Ending balance			(745)	(745)
Accumulated depreciation, amortisation and impairment | Trademark Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(36)	(36)
Impairment					(36)
Ending balance			(36)	(36)	(36)
Accumulated depreciation, amortisation and impairment | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(781)	(36)
Effect of movements in exchange rates				(745)
Impairment					(36)
Ending balance			(781)	(781)	(36)
Accumulated depreciation, amortisation and impairment | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(10,219)	(7,603)	(7,021)
Amortization expense			(1,058)	(1,895)	(1,519)
Business disposals					276
Disposals			71	56	161
Effect of movements in exchange rates			449	(648)	578
Changes in value on the recognition of inflation effects			(49)	(129)	(78)
Impairment			6
Reclassifications			(361)
Ending balance			(11,161)	(10,219)	(7,603)
Accumulated depreciation, amortisation and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(470)	(67)	(3,152)
Amortization expense			53	(17)	(1,113)
Business disposals					4,010
Disposals			4	27
Effect of movements in exchange rates			(16)	(413)	188
Reclassifications			204
Ending balance			(225)	(470)	(67)
Accumulated depreciation, amortisation and impairment | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,140)	(1,040)	(939)
Amortization expense			(1)	(226)	(116)
Disposals				0
Effect of movements in exchange rates				126	15
Reclassifications			(108)
Ending balance			(1,249)	(1,140)	(1,040)
Accumulated depreciation, amortisation and impairment | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(2,510)	(1,886)	(1,786)
Amortization expense			(1,561)	(479)	(547)
Business disposals			(275)		51
Disposals			59	2	209
Effect of movements in exchange rates			276	(147)	187
Impairment			2
Reclassifications			157
Ending balance			(3,852)	(2,510)	(1,886)
Accumulated depreciation, amortisation and impairment | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(14,339)	(10,596)	(12,898)
Amortization expense			(2,567)	(2,617)	(3,295)
Business disposals			(275)		4,337
Disposals			134	85	370
Effect of movements in exchange rates			709	(1,082)	968
Changes in value on the recognition of inflation effects			(49)	(129)	(78)
Impairment			8
Reclassifications			(108)
Ending balance			$ (16,487)	$ (14,339)	$ (10,596)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4